Trade and other payables (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Current liabilities
Trade payables	$ 3,820	$ 3,640
Value-added and payroll taxes and social security	580	401
Rebates, chargebacks, returns and other revenue accruals	9,681	7,805
Clinical trial accruals	1,780	1,419
Other accruals	7,258	6,463
Collaboration Revenue contract liabilities		7
Vaccine contract liabilities	142	119
Deferred government grant income	2
Contingent consideration	346	1,170
Other payables	1,671	1,441
Total	25,280	22,465
Non-current liabilities
Accruals	85	65
Deferred government grant income	55
Contingent consideration	204	581
First Payment of installment amount.	183
Other payables	2,035	1,124
Total	2,379	1,770
Contract liabilities within rebates, chargebacks, returns and other accruals	63	114
Contract liabilities	$ 107
Trade payables
Number of suppliers enrolled in supply chain financing programme	310
Payment of Acerta Pharma share purchase liability		833	$ 867
Contingent consideration	$ 550	1,751	$ 2,137	$ 2,222
Supply chain financing programmes
Trade payables
Trade payables	100	105
Acerta Pharma
Trade payables
Payment of Acerta Pharma share purchase liability		833
US
Current liabilities
Rebates, chargebacks, returns and other revenue accruals	5,941	4,978
China
Current liabilities
Rebates, chargebacks, returns and other revenue accruals	619	532
Collaboration Revenue
Non-current liabilities
Contract liabilities	7
Other Revenue
Non-current liabilities
Contract liabilities	100
Rare Disease | US
Current liabilities
Rebates, chargebacks, returns and other revenue accruals	336	240
Enhertu
Current liabilities
Other payables	673	377
Non-current liabilities
Other payables	579	456
Airsupra
Non-current liabilities
Other payables	499	462
Koselugo
Non-current liabilities
Other payables	$ 201	$ 0